Loans and advances to customers - Finance lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	€ 10,637	€ 10,473
Unearned future finance income on finance leases	(525)	(508)
Net investment in finance leases	10,112	9,965
Loans and advances to bank [member]
Disclosure of finance lease and operating lease by lessor [table]
Net investment in finance leases	5	6
Loans and advances to customers [member]
Disclosure of finance lease and operating lease by lessor [table]
Net investment in finance leases	10,106	9,958
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	3,204	3,175
1-2 years [member]
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	2,311	2,212
2-3 years [member]
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	1,716	1,722
3-4 years [member]
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	1,178	1,166
4-5 years [member]
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	734	711
>5 years [member]
Disclosure of finance lease and operating lease by lessor [table]
Maturities of gross investment in finance lease receivables	€ 1,495	€ 1,487